Net Loss Per Share - Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share (in shares)	4,692,000	4,223,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share (in shares)	26,298,000	194,000
Preferred Stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share (in shares)	0	18,863,000
Convertible debt (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share (in shares)	0	924,000